Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 18, 2020 USD ($) $ / shares shares	Sep. 12, 2019 USD ($) shares	Jun. 26, 2019 $ / shares	Apr. 30, 2019 USD ($) item $ / shares shares	Aug. 29, 2019 USD ($) shares	Jul. 27, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Shareholders Equity [Line Items]
Share and paid-in capital							$ 9,783,875	$ 9,763,078
Number Of Shares Outstanding | shares							76,086,311,036	76,086,311,036
Increase in share capital amount	$ 6,036,419,845			$ 3,000,000
Number of shares issued | shares	31,195,387,525			18,729,788,686
Par value per share | $ / shares	$ 0			$ 0
Shares Issued Per Share Exchange of Merger | $ / shares	$ 0.41
Number of subscription periods | item				2
Share subscription price | $ / shares			$ 0.162
Shares subscribed and paid | shares		18,633,669,520			408,826,391	18,224,843,129
Percentage of shares subscribed and paid to total shares						97.30%
Issue of equity		$ 3,020,671			$ 66,274	$ 2,954,397	$ 3,020,671
Percentage of shares subscribed and paid to total shares not subscribed					80.96%
Number of unsubscribed shares | shares		96,119,166
Percentage of shares unsubscribed to total shares under new increase		0.51%
Share offering expiration period		1 year
Enel Distribución Río S.A. (ex – Ampla) (Distribution)
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets								$ 432,412
Enel Distribucion Peru S.A.
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets								55,226
Enel Generacion Piura S.A. and Chinango
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets								$ 325,800
Reserve for Capital Increase year 2019
Disclosure Of Shareholders Equity [Line Items]
Expenses related to issuance and placement of shares							$ 20,797